Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP JPMorgan Retirement Income Fund Supplement dated March 9, 2022 to the Prospectus Dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP JPMorgan Retirement Income Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective April 1, 2022, the Fund’s Prospectus is amended as follows:
1.	The fee and expense table under the section Summary – Fees and Expenses on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses[1]	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)[2]	0.31%	0.31%
Total Annual Fund Operating Expenses (including AFFE)[3]	1.14%	1.39%
Less Fee Waiver and Expense Reimbursement[4,5]	0.45%	0.45%
Total Annual Fund Operating Expense (After Fee Waiver and Expense Reimbursement)	0.69%	0.94%
[1]	Other Expenses is based on estimated amounts for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.

[4]
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding “AFFE”) exceed 0.38% of the Fund’s average daily net assets for the Standard Class (and 0.63% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The fee waiver agreement and expense limitation agreements will continue through at least April 30, 2023. and cannot be terminated before the aforementioned dates without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

[5]	The Fee and Expense table has been restated to reflect the current fee waiver and expense limitation, both effective April 1, 2022.
2.	The example table under the section Summary – Example on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 years	5 years	10 years
Standard Class	$70	$318	$584	$1,346
Service Class	$96	$396	$718	$1,630
3.	The information under Summary – Principal Investment Strategies on pages 2 and 3 of the Prospectus is deleted in its entirety and replaced with the following:
J.P. Morgan Investment Management Inc. (the “Sub‑Adviser”) serves as the Fund’s sub‑adviser. The Sub‑Adviser is responsible for the day‑to‑day management of the Fund’s assets.
The Fund is a “fund of funds” that invests in underlying J.P. Morgan Funds (the “Underlying Funds”), and generally is intended for investors who are retired or about to retire. The Fund is designed to provide exposure to a variety of asset classes through investments in Underlying Funds, with an emphasis on fixed income Underlying Funds over equity Underlying Funds and other funds. The Fund normally invests approximately 55% of its assets in fixed income, 40% of its assets in equity, and 5% of its assets in money market funds, cash and cash equivalents. However, the Fund’s strategic target allocations among various asset and sub‑asset classes may include:
•	Fixed Income (sub‑asset classes: U.S. fixed income, inflation-indexed, high yield, convertible, and emerging markets debt);
•	Equity (sub‑asset classes: U.S. large cap equity, U.S. small/mid cap equity, real estate investment trusts (REITs), international equity, and emerging markets equity);
•	Money Market/Cash and Cash Equivalents; and
•	Commodities.
The Fund’s allocations may differ over time due to changes to strategic target allocations and/or due to tactical allocation changes by the Sub‑Adviser. In establishing the Fund’s strategic target allocations, the Sub‑Adviser focuses on asset classes and Underlying Funds that the Sub‑Adviser believes will outperform the S&P Target Date Retirement Income Index (the Fund’s benchmark) and peer group over the long term. The Sub‑Adviser will use tactical allocation changes to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds and direct investments, including derivatives.
The Sub‑Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub‑asset classes or, among other things, adding or removing asset and sub‑asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 15% for equity, and +/- 15% for money market/cash and cash equivalents. The Sub‑Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Sub‑Adviser’s ability to make these modifications, the Fund’s actual allocations may differ. Updated information concerning the Fund’s strategic target allocations and actual allocations to Underlying Funds and investments is available in the Fund’s shareholder reports.
In addition to investing in Underlying Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in Underlying Funds.
The Sub‑Adviser seeks to assess the risks presented by certain environmental, social and governance factors (“ESG risks”). The Sub- Adviser will assess how ESG risks are considered within an active underlying fund’s/manager’s investment process and how the active underlying fund/manager defines and mitigates material ESG risks. Although these particular risks are considered, underlying funds and securities of issuers presenting such risks may be purchased and retained by the Fund.

LVIP JPMorgan Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP JPMorgan Retirement Income Fund Supplement dated March 9, 2022 to the Prospectus Dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP JPMorgan Retirement Income Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective April 1, 2022, the Fund’s Prospectus is amended as follows:
1.	The fee and expense table under the section Summary – Fees and Expenses on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses[1]	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)[2]	0.31%	0.31%
Total Annual Fund Operating Expenses (including AFFE)[3]	1.14%	1.39%
Less Fee Waiver and Expense Reimbursement[4,5]	0.45%	0.45%
Total Annual Fund Operating Expense (After Fee Waiver and Expense Reimbursement)	0.69%	0.94%
[1]	Other Expenses is based on estimated amounts for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.

[4]
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding “AFFE”) exceed 0.38% of the Fund’s average daily net assets for the Standard Class (and 0.63% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The fee waiver agreement and expense limitation agreements will continue through at least April 30, 2023. and cannot be terminated before the aforementioned dates without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

[5]	The Fee and Expense table has been restated to reflect the current fee waiver and expense limitation, both effective April 1, 2022.
2.	The example table under the section Summary – Example on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 years	5 years	10 years
Standard Class	$70	$318	$584	$1,346
Service Class	$96	$396	$718	$1,630
3.	The information under Summary – Principal Investment Strategies on pages 2 and 3 of the Prospectus is deleted in its entirety and replaced with the following:
J.P. Morgan Investment Management Inc. (the “Sub‑Adviser”) serves as the Fund’s sub‑adviser. The Sub‑Adviser is responsible for the day‑to‑day management of the Fund’s assets.
The Fund is a “fund of funds” that invests in underlying J.P. Morgan Funds (the “Underlying Funds”), and generally is intended for investors who are retired or about to retire. The Fund is designed to provide exposure to a variety of asset classes through investments in Underlying Funds, with an emphasis on fixed income Underlying Funds over equity Underlying Funds and other funds. The Fund normally invests approximately 55% of its assets in fixed income, 40% of its assets in equity, and 5% of its assets in money market funds, cash and cash equivalents. However, the Fund’s strategic target allocations among various asset and sub‑asset classes may include:
•	Fixed Income (sub‑asset classes: U.S. fixed income, inflation-indexed, high yield, convertible, and emerging markets debt);
•	Equity (sub‑asset classes: U.S. large cap equity, U.S. small/mid cap equity, real estate investment trusts (REITs), international equity, and emerging markets equity);
•	Money Market/Cash and Cash Equivalents; and
•	Commodities.
The Fund’s allocations may differ over time due to changes to strategic target allocations and/or due to tactical allocation changes by the Sub‑Adviser. In establishing the Fund’s strategic target allocations, the Sub‑Adviser focuses on asset classes and Underlying Funds that the Sub‑Adviser believes will outperform the S&P Target Date Retirement Income Index (the Fund’s benchmark) and peer group over the long term. The Sub‑Adviser will use tactical allocation changes to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds and direct investments, including derivatives.
The Sub‑Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub‑asset classes or, among other things, adding or removing asset and sub‑asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 15% for equity, and +/- 15% for money market/cash and cash equivalents. The Sub‑Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Sub‑Adviser’s ability to make these modifications, the Fund’s actual allocations may differ. Updated information concerning the Fund’s strategic target allocations and actual allocations to Underlying Funds and investments is available in the Fund’s shareholder reports.
In addition to investing in Underlying Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in Underlying Funds.
The Sub‑Adviser seeks to assess the risks presented by certain environmental, social and governance factors (“ESG risks”). The Sub- Adviser will assess how ESG risks are considered within an active underlying fund’s/manager’s investment process and how the active underlying fund/manager defines and mitigates material ESG risks. Although these particular risks are considered, underlying funds and securities of issuers presenting such risks may be purchased and retained by the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses is based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fee and Expense table has been restated to reflect the current fee waiver and expense limitation, both effective April 1, 2022.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
J.P. Morgan Investment Management Inc. (the “Sub‑Adviser”) serves as the Fund’s sub‑adviser. The Sub‑Adviser is responsible for the day‑to‑day management of the Fund’s assets.
The Fund is a “fund of funds” that invests in underlying J.P. Morgan Funds (the “Underlying Funds”), and generally is intended for investors who are retired or about to retire. The Fund is designed to provide exposure to a variety of asset classes through investments in Underlying Funds, with an emphasis on fixed income Underlying Funds over equity Underlying Funds and other funds. The Fund normally invests approximately 55% of its assets in fixed income, 40% of its assets in equity, and 5% of its assets in money market funds, cash and cash equivalents. However, the Fund’s strategic target allocations among various asset and sub‑asset classes may include:
•	Fixed Income (sub‑asset classes: U.S. fixed income, inflation-indexed, high yield, convertible, and emerging markets debt);
•	Equity (sub‑asset classes: U.S. large cap equity, U.S. small/mid cap equity, real estate investment trusts (REITs), international equity, and emerging markets equity);
•	Money Market/Cash and Cash Equivalents; and
•	Commodities.
The Fund’s allocations may differ over time due to changes to strategic target allocations and/or due to tactical allocation changes by the Sub‑Adviser. In establishing the Fund’s strategic target allocations, the Sub‑Adviser focuses on asset classes and Underlying Funds that the Sub‑Adviser believes will outperform the S&P Target Date Retirement Income Index (the Fund’s benchmark) and peer group over the long term. The Sub‑Adviser will use tactical allocation changes to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds and direct investments, including derivatives.
The Sub‑Adviser will review the Fund’s strategic target allocations at least annually (generally, in the first quarter of each calendar year), and may adjust the targets in its discretion, consistent with the Fund’s investment strategy. These changes might include modifying the existing strategic target allocations among the asset and sub‑asset classes or, among other things, adding or removing asset and sub‑asset classes or maintaining long-term strategic target allocations for longer or shorter periods of time. Additionally, as a result of short to intermediate term tactical allocations, the Fund may deviate from the strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 15% for equity, and +/- 15% for money market/cash and cash equivalents. The Sub‑Adviser will review its tactical decisions on a periodic basis and may make modifications in its discretion.
As a result of the Sub‑Adviser’s ability to make these modifications, the Fund’s actual allocations may differ. Updated information concerning the Fund’s strategic target allocations and actual allocations to Underlying Funds and investments is available in the Fund’s shareholder reports.
In addition to investing in Underlying Funds, the Fund may invest directly in securities and other financial instruments, including derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in Underlying Funds.
The Sub‑Adviser seeks to assess the risks presented by certain environmental, social and governance factors (“ESG risks”). The Sub- Adviser will assess how ESG risks are considered within an active underlying fund’s/manager’s investment process and how the active underlying fund/manager defines and mitigates material ESG risks. Although these particular risks are considered, underlying funds and securities of issuers presenting such risks may be purchased and retained by the Fund.

LVIP JPMorgan Retirement Income Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.14%	[3]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[4],[5]
Total Annual Fund Operating Expense (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	584
10 years	rr_ExpenseExampleYear10	$ 1,346
LVIP JPMorgan Retirement Income Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.39%	[3]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[4],[5]
Total Annual Fund Operating Expense (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	718
10 years	rr_ExpenseExampleYear10	$ 1,630

[1]	Other Expenses is based on estimated amounts for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
[4]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.45% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding “AFFE”) exceed 0.38% of the Fund’s average daily net assets for the Standard Class (and 0.63% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The fee waiver agreement and expense limitation agreements will continue through at least April 30, 2023. and cannot be terminated before the aforementioned dates without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[5]	The Fee and Expense table has been restated to reflect the current fee waiver and expense limitation, both effective April 1, 2022.